Financial Instrument - Summary of Fair Value of Derivative Positions Recorded Under Derivative Financial Assets and Derivative Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	₨ 778	$ 11	₨ 1,524	[1]
Current derivative financial liabilities	4,510	65	1,432	[1]
Nonurrent derivative financial liabilities	989	14	1,178	[1]
Derivative financial assets	778	11	1,524
Derivative financial liabilities	5,499	79	2,610
Cash flow hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	31	0	1,184
Current derivative financial liabilities	60	1	947
Cash flow hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	373	5	6
Current derivative financial liabilities	10
Fair value hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	26	0
Fair value hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	46	1
Non-qualifying hedges [member] | Commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	52	1	54
Current derivative financial liabilities	720	10	153
Noncurrent derivative financial assets	0	0	0
Nonurrent derivative financial liabilities			7
Non-qualifying hedges [member] | Forward foreign currency contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	250	4	278
Current derivative financial liabilities	3,656	53	317
Noncurrent derivative financial assets	0	0	0
Nonurrent derivative financial liabilities	989	14	1,171
Non-qualifying hedges [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets			2
Current derivative financial liabilities	₨ 64	$ 1	₨ 15

[1]	Restated - Refer Note 2(b)